SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible assets, net & Impairment of long-lived assets other than goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible assets, net (other than goodwill)
Impairment loss	$ 0	$ 0	$ 0
Minimum
Intangible assets, net (other than goodwill)
Useful life	5 years
Maximum
Intangible assets, net (other than goodwill)
Useful life	6 years
Patent
Intangible assets, net (other than goodwill)
Useful life	6 years
Software
Intangible assets, net (other than goodwill)
Useful life	5 years